Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(in millions)
Advances on buy-back agreements	$1,902	$1,415
Warranty and campaign programs	1,111	1,058
Marketing and sales incentive programs	1,340	1,199
Tax payables	973	792
Accrued expenses and Deferred income	748	696
Accrued employee benefits	844	862
Legal reserves	551	490
Contract reserve	467	427
Restructuring reserve	77	155
Other	722	696

Total	$8,735	$7,790

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the years ended December 31, 2013 and 2012 for the basic warranty and accruals for campaign programs are as follows:

	2013	2012
	(in millions)
Balance, beginning of year	$1,058	$1,004
Current year additions	903	834
Claims paid	(815)	(750)
Currency translation adjustment and other	(35)	(30)

Balance, end of year	$1,111	$1,058

Schedule Of Restructuring Activity

The following table sets forth restructuring activity for the year ended December 31, 2013, 2012 and 2011:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2011	$3	$1	$65	$69
Restructuring charges	129	2	—	131
Reserves utilized: cash	(88)	(1)	(41)	(130)
Reserves utilized: non-cash	(7)	—	—	(7)
Currency translation adjustments	(7)	—	(2)	(9)

Balance at December 31, 2011	30	2	22	54
Restructuring charges	204	(1)	28	231
Reserves utilized: cash	(78)	(1)	(9)	(88)
Reserves utilized: non-cash	(22)	—	—	(22)
Currency translation adjustments	(3)		(17)	(20)

Balance at December 31, 2012	131	—	24	155
Restructuring charges	67	1	3	71
Reserves utilized: cash	(122)	—	(16)	(138)
Reserves utilized: non-cash	(8)	—	(3)	(11)
Currency translation adjustments	1	—	(1)	—

Balance at December 31, 2013	$69	$1	$7	$77